Amana Mutual Funds Trust, Income Fund

Common Stocks – 95.2%	Number of Shares	Market Value	Percentage of Assets

Consumer Discretionary

Automotive Retailers
Genuine Parts	382,000	$36,076,080	2.6%

Home Improvement
Stanley Black & Decker	71,950	11,605,535	0.9%

		47,681,615	3.5%
Consumer Staples

Beverages
PepsiCo	250,000	35,015,000	2.6%

Household Products
Colgate-Palmolive	524,000	41,532,240	3.0%
Kimberly-Clark	230,000	36,284,800	2.6%
Procter & Gamble	40,000	5,533,200	0.5%
Unilever ADR	325,000	19,363,500	1.4%
		102,713,740	7.5%

Packaged Food
General Mills	300,000	19,185,000	1.4%

McCormick & Co	300,000	61,860,000	4.5%
		81,045,000	5.9%

		218,773,740	16.0%

Health Care

Large Pharma
AbbVie	350,000	33,519,500	2.4%
Bristol-Myers Squibb	650,000	40,430,000	2.9%
Eli Lilly	560,000	83,098,400	6.1%
GlaxoSmithKline ADR	381,107	15,091,837	1.1%
Johnson & Johnson	100,000	15,341,000	1.1%
Novartis ADR	235,400	20,258,524	1.5%
Pfizer	1,150,000	43,458,500	3.2%
		251,197,761	18.3%

Medical Devices
Abbott Laboratories	350,000	38,314,500	2.8%

		289,512,261	21.1%

Industrials

Commercial & Residential Building Equipment & Systems
Honeywell International	260,000	43,043,000	3.1%
Otis Worldwide	35,000	2,201,500	0.2%
		45,244,500	3.3%

Flow Control Equipment
Parker Hannifin	223,500	46,043,235	3.4%

Industrial Distribution & Rental
W.W. Grainger	80,000	29,234,400	2.2%

Industrial Machinery
Illinois Tool Works	300,000	59,265,000	4.3%

Measurement Instruments
Rockwell Automation	300,000	69,159,000	5.0%

Rail Freight
Canadian National Railway	384,000	40,158,720	2.9%
		289,104,855	21.1%

Materials

Basic & Diversified Chemicals
Air Products & Chemicals	110,000	32,148,600	2.3%

Linde	130,000	32,466,200	2.4%
		64,614,800	4.7%

Non Wood Building Materials
Carlisle	260,000	34,047,000	2.5%

Specialty Chemicals
3M	200,000	32,604,000	2.4%
PPG Industries	400,000	48,160,000	3.5%
RPM International	180,000	15,258,600	1.1%
		96,022,600	7.0%
		194,684,400	14.2%

Technology

Communications Equipment
Cisco Systems	150,000	6,333,000	0.4%

Infrastructure Software
Microsoft	400,000	90,212,000	6.6%

Semiconductor Devices
Intel	900,000	45,855,000	3.4%
Microchip Technology	504,000	55,288,800	4.0%
		101,143,800	7.4%

Semiconductor Manufacturing
Taiwan Semiconductor ADR	850,048	67,366,304	4.9%
		265,055,104	19.3%

Total investments	(Cost is $381,609,352)	$1,304,811,975	95.2%
Other Assets (net of liabilities)		65,974,338	4.8%
Total net assets		$1,370,786,313	100.0%

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Growth Fund

Common Stocks – 94.5%	Number of Shares	Market Value	Percentage of Assets
Consumer Discretionary

Apparel, Footwear & Accessory Design
Nike, Class B	100,000	$11,189,000	0.4%

Home Products Stores
Lowe’s	400,000	65,876,000	2.6%

Specialty Apparel Stores
TJX Companies	1,150,000	63,008,500	2.5%
		140,073,500	5.5%
Consumer Staples

Beverages
PepsiCo	235,000	32,914,100	1.3%

Household Products
Church & Dwight	1,200,000	114,996,000	4.5%
Clorox	200,000	44,700,000	1.7%
Estee Lauder, Class A	458,594	101,679,462	4.0%
		261,375,462	10.2%
		294,289,562	11.5%
Health Care
Biotech
Amgen	355,000	89,928,600	3.5%

Large Pharma
Bristol-Myers Squibb	225,000	13,995,000	0.6%
Eli Lilly	350,000	51,936,500	2.0%
Johnson & Johnson	380,000	58,295,800	2.3%
Novo Nordisk ADR	1,002,195	66,184,958	2.6%
		190,412,258	7.5%

Life Science Equipment
Agilent Technologies	900,000	90,378,000	3.5%

Medical Devices
Stryker	300,000	59,448,000	2.4%
		430,166,858	16.9%
Industrials

Building Sub Contractors
EMCOR Group	140,000	10,501,400	0.4%

Industrial Distribution & Rental
Fastenal	980,000	47,882,800	1.9%

Measurement Instruments
Keysight Technologies(1)	500,000	49,260,000	1.9%
Trimble(1)	1,500,000	78,607,500	3.1%
		127,867,500	5.0%

Metalworking Machinery
Lincoln Electric Holdings	307,000	29,689,970	1.1%

Rail Freight
Norfolk Southern	250,000	53,132,500	2.1%
Union Pacific	300,000	57,732,000	2.3%
		110,864,500	4.4%
		326,806,170	12.8%
Materials

Precious Metal Mining
Newmont Corporation	750,000	50,460,000	2.0%
		50,460,000	2.0%
Technology

Application Software
Adobe(1)	400,000	205,356,000	8.1%
Intuit	450,000	155,425,500	6.1%
SAP ADR	316,379	52,332,250	2.0%
		413,113,750	16.2%

Communications Equipment
Apple	2,016,000	260,144,640	10.2%
Cisco Systems	1,500,000	63,330,000	2.5%
		323,474,640	12.7%

Information Services
Gartner(1)	180,000	23,367,600	0.9%

Infrastructure Software
Oracle	650,000	37,193,000	1.5%

Semiconductor Devices
Qualcomm	800,000	95,280,000	3.7%
Xilinx	600,000	62,496,000	2.5%
		157,776,000	6.2%

Semiconductor Manufacturing
ASML Holding	308,000	115,247,440	4.5%
Taiwan Semiconductor ADR	1,222,471	96,880,827	3.8%
		212,128,267	8.3%
		1,167,053,257	45.8%
Total investments	(Cost is $482,628,459)	$2,408,849,347	94.5%
Other assets (net of liabilities)		139,141,007	5.5%
Total net assets		$2,547,990,354	100.0%

(1) Non-income producing

ADR: American Depositary Receipt

Amana Mutual Funds Trust, Developing World Fund

Common Stocks – 90.2%	Number of Shares	Market Value	Country(1)	Percentage of Assets
Communications

Internet Media
Baidu ADR(2)	9,000	$1,121,130	China	3.0%
Naspers, N Shares, ADR	15,600	570,960	South Africa	1.5%
		1,692,090		4.5%

Telecom Carriers
Advanced Info Service	99,000	581,499	Thailand	1.6%
Advanced Info Service NVDR	25,000	146,843	Thailand	0.4%
China Mobile ADR	20,000	700,600	Hong Kong	1.9%
Saudi Telecom Co.	18,000	460,552	Saudi Arabia	1.2%
Telekomunikasi Indonesia ADR	30,000	597,900	Indonesia	1.6%
		2,487,394		6.7%
		4,179,484		11.2%
Consumer Discretionary

Apparel, Footwear & Accessory Design
VF	12,000	789,000	United States	2.1%

Automobiles
Ford Otomotiv Sanayi	52,500	604,531	Turkey	1.6%

Home Improvement
Techtronic Industries	140,000	1,772,992	Hong Kong	4.8%
		3,166,523		8.5%
Consumer Staples

Food & Drug Stores
Clicks Group	78,000	1,056,292	South Africa	2.8%

Household Products
Colgate-Palmolive	12,600	998,676	United States	2.7%
LG Household & Health Care Ltd	900	1,114,494	Korea	3.0%
Unicharm	20,000	870,106	Japan	2.3%
Unilever ADR	14,700	875,826	United Kingdom	2.4%
		3,859,102		10.4%

Packaged Food
Indofood CBP Sukses Makmur	800,000	561,770	Indonesia	1.5%
M. Dias Branco	30,000	194,287	Brazil	0.6%
		756,057		2.1%
		5,671,451		15.3%
Financials

Financial Services
Prosus NV(2)	15,600	314,340	China(3)	0.9%

Islamic Banking
BIMB Holdings	554,000	492,009	Malaysia	1.3%

Real Estate Owners & Developers
SM Prime Holdings	1,120,000	674,404	Philippines	1.8%

		1,480,753		4.0%
Health Care
Health Care Facilities
Bangkok Dusit Medical Services NVDR	1,220,000	815,655	Thailand	2.2%
IHH Healthcare	300,000	385,975	Malaysia	1.0%
KPJ Healthcare	2,535,992	502,182	Malaysia	1.4%
		1,703,812		4.6%

Health Care Services
Fleury S/A	150,000	713,243	Brazil	1.9%
		2,417,055		6.5%
Industrials

Logistics Services
Kerry Logistics Network	400,000	665,323	China(3)	1.8%

Rail Freight
Kansas City Southern Industries	6,500	1,183,260	United States	3.2%

Waste Management
Sunny Friend Environmental Technology	100,000	837,591	Taiwan	2.3%
		2,686,174		7.3%
Materials

Specialty Chemicals
International Flavors & Fragrances	5,000	618,950	United States	1.7%
		618,950		1.7%
Technology

Application Software
Tencent Holdings ADR	36,000	2,460,240	China	6.6%

Communications Equipment
Samsung Electronics	23,800	1,080,666	Korea	2.9%
Sercomm	346,000	916,709	Taiwan	2.5%
		1,997,375		5.4%

Computer Hardware & Storage
Advantech	117,685	1,218,893	Taiwan	3.3%

Electronics Components
Delta Electronics	80,000	514,511	Taiwan	1.3%
Silergy	41,400	2,626,164	China(3)	7.1%
		3,140,675		8.4%

Semiconductor Devices
Micron Technology(2)	17,000	773,670	United States	2.1%
Qualcomm	3,000	357,300	United States	0.9%
		1,130,970		3.0%

Semiconductor Manufacturing

ASM Pacific Technology Limited	90,000	968,155	China(3)	2.6%
Taiwan Semiconductor ADR	21,000	1,664,250	Taiwan	4.5%
		2,632,405		7.1%
		12,580,558		33.8%
Utilities

Utility Networks
Hong Kong & China Gas	487,324	708,572	Hong Kong	1.9%
		708,572		1.9%

Total investments	(Cost is $24,370,984)	$33,509,520		90.2%
Other assets (net of liabilities)		3,658,361		9.8%
Total net assets		$37,167,881		100.0%

(1) Country of domicile

(2) Non-income producing

(3) Denotes a country of primary exposure

ADR: American Depository Receipt

NVDR: Thai Non-Voting Depository

Amana Mutual Funds Trust, Participation Fund

Corporate Sukuk – 60.2%	Coupon/Maturity	Face Amount	Market Value	Country(1)	Percentage of Assets

Communications

Saudi Telecom(2)	3.89% due 05/13/2029	$3,950,000	$4,515,719	Saudi Arabia	3.5%

			4,515,719		3.5%
Consumer Discretionary

Almarai(2)	4.311% due 03/05/2024	5,250,000	5,604,081	Saudi Arabia	4.4%

			5,604,081		4.4%
Financials

Dubai International Finance Centre(2)	4.325% due 11/12/2024	4,000,000	4,130,781	United Arab Emirates	3.2%

Emirates Islamic Bank(2)	3.542% due 05/31/2021	6,050,000	6,142,903	United Arab Emirates	4.8%

Investment Corporate of Dubai(2)	5.00% due 02/01/2027	5,500,000	5,883,894	United Arab Emirates	4.6%

Majid Al Futtaim(2)	4.50% due 11/03/2025	3,250,000	3,493,857	United Arab Emirates	2.7%

Majid Al Futtaim(2)	4.638% due 05/14/2029	3,650,000	3,969,527	United Arab Emirates	3.1%

Qatar International Bank(2)	2.754% due 10/27/2020	4,950,000	4,952,679	Qatar	3.8%

Qatar International Bank(2)	3.982% due 03/26/2024	3,150,000	3,375,571	Qatar	2.6%

Sharjah Islamic Bank(2)	3.084% due 09/08/2021	3,000,000	3,046,184	United Arab Emirates	2.4%

Sharjah(2)	3.854% due 04/03/2026	3,900,000	4,257,439	United Arab Emirates	3.3%

			39,252,835		30.5%
Industrials

DP World Crescent(2)	3.908% due 05/31/2023	4,500,000	4,744,722	United Arab Emirates	3.7%

			4,744,722		3.7%
Materials

Equate Sukuk Spc(2)	3.944% due 02/21/2024	5,000,000	5,312,722	United Arab Emirates	4.1%

			5,312,722		4.1%
Technology

Axiata SPV2(2)	4.357% due 03/24/2026	1,950,000	2,230,449	Malaysia	1.7%

			2,230,449		1.7%

Utilities

Saudi Electric Global(2)	4.211% due 04/03/2022	1,500,000	1,571,207	Saudi Arabia	1.2%

Saudi Electric Global(2)	4.00% due 04/08/2024	1,200,000	1,299,870	Saudi Arabia	1.0%

Saudi Electric Global(3)	4.00% due 04/08/2024	1,500,000	1,624,800	Saudi Arabia	1.3%

Tabreed SPC LTD(2)	5.50% due 10/31/2025	4,400,000	5,034,308	United Arab Emirates	3.9%

TNB Global Ventures Cap(2)	3.244% due 10/19/2026	5,840,000	6,274,865	Malaysia	4.9%

			15,805,050		12.3%

Total Corporate Sukuk		72,540,000	77,465,578		60.2%

Government Sukuk – 35.2%
Foreign Government Bonds

Department of Finance Dubai(2)	3.875% due 01/30/2023	3,750,000	3,947,452	United Arab Emirates	3.1%

Department of Finance Dubai(2)	5.00% due 04/30/2029	2,000,000	2,319,795	United Arab Emirates	1.8%

Islamic Development Bank(2)	3.389% due 09/26/2023	3,500,000	3,774,691	Saudi Arabia	2.9%

Kingdom of Saudi Arabia(2)	2.894% due 04/20/2022	1,500,000	1,545,799	Saudi Arabia	1.2%

Kingdom of Saudi Arabia(2)	3.628% due 04/20/2027	4,500,000	4,964,245	Saudi Arabia	3.9%

Kingdom of Saudi Arabia(2)	4.303% due 01/19/2029	1,500,000	1,745,299	Saudi Arabia	1.3%

Oman Sovereign(2)	4.397% due 06/01/2024	1,000,000	1,005,270	Oman	0.7%

Perusahaan Penerbit SBSN(2)	3.75% due 03/01/2023	4,500,000	4,766,220	Indonesia	3.7%

Perusahaan Penerbit SBSN(2)	4.55% due 03/29/2026	5,685,000	6,533,429	Indonesia	5.1%

Perusahaan Penerbit SBSN(2)	4.45% due 02/20/2029	5,550,000	6,476,795	Indonesia	5.0%

Ras Al Khaimah Capital(2)	3.094% due 03/31/2025	2,150,000	2,263,825	United Arab Emirates	1.8%

State of Qatar(2)	3.241% due 01/18/2023	5,700,000	6,000,877	Qatar	4.7%

Total Government Sukuk			45,343,697		35.2%

Total investments		(Cost is $118,499,585)	$122,809,275		95.4%
Other assets (net of liabilities)			5,856,450		4.6%

Total net assets			$128,665,725		100.0%

(1)	Country of risk
(2)

Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2020, the aggregate value of these securities was $121,184,475 representing 94.1% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At August 31, 2020, the net value of these securities was $1,624,800 representing 1.3% of net assets.

Notes to Schedule of Investments (unaudited)

1. Organization:

Amana Mutual Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on March 11, 2013, and is the successor to Amana Mutual Funds Trust, an Indiana Business Trust organized on July 26, 1984, pursuant to a reorganization on July 19, 2013.

2. Significant Accounting Policies

a. Security valuation:

Under procedures approved by the Trust’s Board of Directors, Saturna Capital, the Trust’s investment adviser and administrator, has formed a Pricing Committee to administer the pricing and valuation of portfolio securities, including valuation of securities for which market quotations are not readily available.

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Foreign markets may close before the time as of which the Funds’ share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all the Funds’ foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.

In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Sukuk certificates in which the Participation Fund invests are valued based on evaluated prices supplied by an independent pricing service, which include valuations provided by market makers and other participants, provided that there is sufficient market activity on which the pricing service can base such valuations. Where market activity is insufficient for making such determinations, the independent pricing service uses proprietary valuation methodologies and may consider a variety of factors, such as yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, and other factors in order to calculate the security’s fair value.

b. Fair Value Measurements Disclosure:

Accounting Standards Codification (ASC) 820 establishes a three-tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 — Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020, in valuing the Funds’ investments carried at value:

Funds	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input	Total
Income Fund

Common Stocks[1]	$1,304,811,975	$ -	$-	$1,304,811,975
Total Assets	$1,304,811,975	$ -	$-	$1,304,811,975

Growth Fund

Common Stocks[1]	$2,408,849,347	$ -	$-	$2,408,849,347
Total Assets	$2,408,849,347	$ -	$-	$2,408,849,347

Developing World

Common Stocks

Communications	$ 2,990,590	$ 1,188,894	$-	$ 4,179,484

Consumer Discretionary	$ 789,000	$ 2,377,523	$-	$ 3,166,523

Consumer Staples	$ 1,874,502	$ 3,796,949	$-	$ 5,671,451

Financials	$ 314,340	$ 1,166,413	$-	$ 1,480,753

Health Care	$ -	$ 2,417,055	$-	$ 2,417,055

Industrials	$ 1,183,260	$ 1,502,914	$-	$ 2,686,174

Materials	$ 618,950	$ -	$-	$ 618,950
Technology	$ 5,255,460	$ 7,325,098	$-	$ 12,580,558

Utilities	$ -	$ 708,572	$-	$ 708,572
Total Assets	$ 13,026,102	$ 20,483,418	$-	$ 33,509,520

Participation Fund

Corporate Sukuk[1]	$ -	$ 77,465,578	$-	$ 77,465,578

Government Sukuk[1]	$ -	$ 45,343,697	$-	$ 45,343,697
Total Assets	$ -	$122,809,275	$-	$ 122,809,275

During the period ended August 31, 2020, no Fund had transfers between Level 1, Level 2, and Level 3.

(1)	See the Schedule of Investments for additional details

3. Federal Income Taxes:

The cost basis of investments for federal income tax purposes at August 31, 2020, were as follows:

	Income Fund	Growth Fund	Developing World Fund	Participation Fund
Cost of investments	$381,609,352	$482,628,459	$24,370,984	$118,499,585
Gross unrealized appreciation	$923,967,376	$1,926,220,888	$10,262,891	$4,329,494
Gross unrealized depreciation	$(764,753)	$-	$(1,124,355)	$(19,804)
Net unrealized appreciation (depreciation)	$923,202,623	$1,926,220,888	$9,138,536	$4,309,690

4. Subsequent Events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions during the period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Item 2. Controls and Procedures

a.

An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and the principal financial officer, regarding the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser

Nicholas Kaiser, President and Chief Executive Officer

Date: October 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser

Nicholas Kaiser, President and Chief Executive Officer

Date: October 29, 2020

By:

/s/ Christopher Fankhauser

Christopher Fankhauser, Chief Financial Officer

Date: October 29, 2020

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